Accounts Payable, Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable, Accrued Expenses and Other Current Liabilities

Note 14. Accounts Payable, Accrued Expenses and Other Current Liabilities

As of December 31, 2015 and 2014, the Company’s accounts payable, accrued expenses and other current liabilities were comprised of the following:

	For the year ended December 31,
	2015	2014
Accounts payable	$4,278	$3,598
Accrued liabilities	607	465
Tax liabilities	538	559
Other	607	110
Balance as of December 31	$6,030	$4,732
On July 12, 2015, Group Mobile amended its existing loan agreement with Oklahoma Fidelity Bank, a division of Fidelity Bank. The total amount of the loan is $300 and it bears a variable interest, which is the lower of the Wall Street Journal prime rate plus 1% or 5% annually. The maturity date of the loan is July 12, 2016. The outstanding balance on the loan as of December 31, 2015 was $268 and is included in accounts payable, accrued expenses and other current liabilities on the consolidated balance sheets.